Property and Equipment, net (Tables)	12 Months Ended
Sep. 30, 2025
Property and Equipment, net [Abstract]
Schedule Property and equipment, stated at cost less accumulated depreciation and amortization

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of September 30:

	2025	2024
Furniture and fixtures	$144,924	$145,148
Office and equipment	225,619	225,968
Software	664,428	112,044
Leasehold improvements	413,639	414,277
Subtotal	1,448,610	897,437
Less: accumulated depreciation and amortization	(921,479)	(879,475)
Property and Equipment, net	$527,131	$17,962